Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Net Book Value of the Intangible Assets
Gross carrying amount, accumulated amortization and net book value of the intangible assets are as follows:

	As of December 31,
	2021	2022
	RMB	RMB
Software	40,570	46,961
Trademarks	621,000	621,856
Platform	24,000	24,000
Customer relationship	18,000	18,000
Non-compete commitment	40,000	40,000
Less: Accumulated amortization	(186,554)	(248,396)

Intangible assets, net	557,016	502,421

Summary of Estimated Aggregate Amortization Expenses
The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

Future amortization expenses
RMB
2023	57,704
2024	56,809
2025	54,927
2026	53,410
2027	52,596
Thereafter	226,975

Total	502,421